Related-party transactions	12 Months Ended
Dec. 31, 2020
Related-party transactions [Abstract]
Related-party transactions
14.	Related-party transactions

For key management, including the board of directors (seven individuals excluding the CEO) and the executive management (five individuals including the CEO), compensation was as follows.

	For the years ended December 31,
In CHF thousands	2020	2019	2018
Short-term employee benefits	3,497	3,526	2,681
Post-employment benefits	214	215	160
Share-based compensation	2,578	2,155	1,683
Total	6,289	5,896	4,524

In 2018, as part of the Company’s subscription rights offering, a major shareholder and members of the board and executive management purchased an aggregate of 614,147 of the Company’s common shares on the same basis and otherwise on the same terms as the other participants in such rights offering.